Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Assets
Schedule of Loans Receivable, Net

Loans receivable as of December 31, 2018 and 2019 consist of the following:

	2018	2019	2019
	RMB	RMB	US$
	(Amount in Thousands)
Loans receivable:
-Within credit term	622,775	554,178	79,602
-Past due	—	105,029	15,086
Total loans receivable	622,775	659,207	94,688
Allowance for loan losses	(2,556)	(5,147)	(739)
Loans receivable, net	620,219	654,060	93,949

Activity in Allowance for Loan Losses

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2018 and 2019.

	RMB	US$
	(Amount in Thousands)
Loans receivable—December 31, 2017	3,244	466
Provisions	2,556	367
Reversal of allowance provided	(3,244)	(466)
Loans receivable—December 31, 2018	2,556	367
Provisions	7,907	1,136
Reversal of allowance provided	(2,556)	(367)
Write off	(2,760)	(397)
Loans receivable—December 31, 2019	5,147	739